INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Details Textual)	12 Months Ended
Dec. 31, 2018
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Abstract]
Borrowings, maturity	30